INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of provision for income taxes

	2022	2023	2024
Current tax benefit - Netherlands	—	—	(2.0)
Current tax expense - other	3.6	3.6	4.4
Total current tax expense	3.6	3.6	2.4
Deferred tax benefit - other	(2.5)	(1.5)	(2.9)
Total deferred tax benefit	(2.5)	(1.5)	(2.9)
Total income tax expense	1.1	2.1	(0.5)

Schedule of components of loss before income tax expense

	2022	2023	2024
Loss before income tax expense - Netherlands	(64.3)	(193.4)	(312.1)
Loss before income tax expense - other	(114.6)	(146.0)	(81.9)
Total loss before income tax expense	(178.9)	(339.4)	(394.0)

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2022	2023	2024
Expected income at Dutch statutory income tax rate of 25.8%	(46.2)	(87.6)	(101.7)
Effect of:
Allocation of expenses from legal entities of disposed businesses	37.1	24.6	—
Non-deductible share-based compensation	2.5	7.5	5.2
Other expenses not deductible for tax purposes	1.4	18.3	8.1
Non-taxable inter-company dividends distribution	—	(5.7)	(7.9)
Difference in foreign tax rates	0.9	5.4	3.6
Change in valuation allowance	4.1	38.9	93.0
Other	1.3	0.7	(0.8)
Income tax expense	1.1	2.1	(0.5)

Schedule of movements in the valuation allowance

	2022	2023	2024
Balance at the beginning of the period	(22.3)	(26.4)	(85.8)
Charged to expenses	(4.1)	(38.9)	(93.0)
Foreign currency translation adjustment	—	—	—
Other	—	(20.5)	—
Balance at the end of the period	(26.4)	(85.8)	(178.8)

Schedule of deferred tax assets and liabilities

	2023	2024
Assets/(liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	2.6	2.3
Net operating loss carryforward	43.0	107.2
Intangible assets	14.6	49.3
Property and equipment	11.4	19.0
Operating lease liabilities	2.0	10.1
Other	23.1	9.9
Total deferred tax asset	96.7	197.8
Valuation allowance	(85.8)	(178.8)
Total deferred tax asset, net of valuation allowance	10.9	19.0
Deferred tax liability
Property and equipment	(0.3)	(0.1)
Intangible assets	(0.1)	—
Deferred expenses	(0.6)	—
Operating lease assets	(2.6)	(10.5)
Other	(1.4)	(0.6)
Total deferred tax liability	(5.0)	(11.2)
Net deferred tax asset	5.9	7.8